Summary of significant accounting policies - Movement of provision for loan receivables from Xiaoying Credit Loans and other loans (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	¥ 175,820,629	$ 25,142,016	¥ 188,719,449	¥ 106,479,154
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	340,217,158	48,650,407	225,815,327	233,350,276
Charge-offs	(279,804,522)	(40,011,515)	(238,714,147)	(151,109,981)
Allowance for loans receivable at end of the year	236,233,265	33,780,908	175,820,629	188,719,449
Recoveries of charge-off of loans receivables	27,672,522	3,957,118	9,251,001	13,488,360
Xiaoying Credit Loans And Revolving Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	175,820,629
Allowance for loans receivable at end of the year	236,233,265		175,820,629
Xiaoying Credit Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	175,820,629	25,142,016	188,718,875	103,630,827
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	340,274,053	48,658,542	226,865,598	234,237,584
Charge-offs	(279,861,417)	(40,019,650)	(239,763,844)	(149,149,536)
Allowance for loans receivable at end of the year	236,233,265	33,780,908	175,820,629	188,718,875
Xiaoying Revolving Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	0		0	0
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)			(900,606)	(2,737,290)
Charge-offs			(900,606)	(2,737,290)
Allowance for loans receivable at end of the year			0	0
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	0	0	574	2,848,327
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	(56,895)	(8,135)	(149,665)	1,849,982
Charge-offs	(56,895)	(8,135)	(149,091)	(4,697,735)
Allowance for loans receivable at end of the year	0	0	¥ 0	¥ 574
Xiaoying Credit Loans and other loans | Loans facilitated in 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at end of the year	¥ 123,023,655	$ 17,592,149